Mortgage Loans Held for Sale and Warehouse Lines of Credit (Tables)	9 Months Ended
Sep. 30, 2023
Mortgage Loans Held For Sale And Warehouse Agreement Borrowings [Abstract]
Schedule of Warehouse Lines Of Credit
The Company has the following outstanding warehouse lines of credit:

(Amounts in thousands)	Maturity	Facility Size	September 30, 2023	December 31, 2022
Funding Facility 1 (1)	October 31, 2023	$100,000	$—	$89,673
Funding Facility 2 (2)	August 4, 2023	—	—	9,845
Funding Facility 3 (3)	December 8, 2023	149,000	73,536	44,531
Funding Facility 4 (4)	August 3, 2024	175,000	—	—
Total warehouse lines of credit		$424,000	$73,536	$144,049
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(1)Interest charged under the facility is the greater of i) a) thirty day term SOFR plus three and one-eighth percent for each repurchase and non-qualifying mortgage loans, and b) interest rate charged on the note (“Note Rate”) minus one and one-half percent and ii) a) thirty day term SOFR plus two and one-eight percent for each mortgage loans that is not a non-qualifying or a repurchase mortgage loan, and b) the Note Rate minus one and one-eighth percent. Cash collateral deposit of $15.0 million is maintained and included in restricted cash. Subsequent to September 30, 2023, the facility matured on October 31, 2023 and the Company extended the maturity to November 30, 2023.
(2)Interest charged under the facility is at the one month SOFR plus 1.77%. There is no cash collateral deposit maintained as of September 30, 2023. The facility matured on August 4, 2023 and the Company did not extend beyond maturity.
(3)Interest charged under the facility is at the one month SOFR plus 1.60% - 2.25%. Cash collateral deposit of $3.8 million is maintained and included in restricted cash. The Company extended the maturity from September 8, 2023 to December 8, 2023 during the three months ended September 30, 2023.
(4)Interest charged under the facility is at the one month SOFR plus 1.75% - 3.75%. There is no cash collateral deposit maintained as of September 30, 2023.
The Company has the following outstanding warehouse lines of credit:

			December 31,
(Amounts in thousands)	Maturity	Facility Size	2022	2021
Funding Facility 1 (1)	July 10, 2023	$500,000	$89,673	$286,804
Funding Facility 2 (2)	October 31, 2022	—	—	171,649
Funding Facility 3 (3)	September 30, 2022	—	—	55,622
Funding Facility 4 (4)	January 30, 2023	500,000	9,845	409,616
Funding Facility 5 (5)	May 31, 2022	—	—	622,573
Funding Facility 6 (6)	August 31, 2022	—	—	4,184
Funding Facility 7 (7)	August 25, 2022	—	—	7,279
Funding Facility 8 (8)	March 8, 2023	500,000	44,531	94,181
Funding Facility 9 (9)	April 6, 2022	—	—	1,433
Funding Facility 10 (10)	July 5, 2022	—	—	14,576
Total warehouse lines of credit		$1,500,000	$144,049	$1,667,917
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(1)Interest charged under the facility is the greater of i) a) thirty day term SOFR plus three and one-eight percent for each repurchase and non-qualifying mortgage loans, and b) interest rate charged on the note (“Note Rate”) minus one and one-half percent and ii) a) thirty day term SOFR plus two and one-eight percent for each mortgage loans that is not a non-qualifying or a repurchase mortgage loan, and b) the Note Rate minus one and one-eighth percent. Cash collateral deposit of $10.0 million is maintained.
(2)Interest charged under the facility was at the one month SOFR plus 1.75%, with a floor rate of one month LIBOR at 1.00%, as defined in agreement. Cash collateral deposit of $2.5 million was maintained until maturity. Funding Facility 2 matured on October 31, 2022 and the company did not extend beyond maturity.
(3)Interest charged under the facility was at the respective one month LIBOR plus 1.75%, with a floor rate of 2.25%, as defined in the agreement. Cash collateral deposit of $4.5 million was maintained until maturity. Funding Facility 3 matured on September 30, 2022 and the company did not extend beyond maturity.
(4)Interest charged under the facility is at the one month SOFR plus 1.77%. There is no cash collateral deposit maintained as of December 31, 2022. Subsequent to December 31, 2022, the facility was amended to decrease capacity to $250.0 million and to extend maturity to June 6, 2023.
(5)Interest charged under the facility was at the one month LIBOR plus 1.76% - 2.25%, with a floor rate of 0.50%. There was no cash collateral deposit maintained. Funding Facility 5 matured on May 31, 2022 and the company did not extend beyond maturity.
(6)Interest charged under the facility was at the one month SOFR plus 1.50% - 1.75%. Cash collateral deposit of $4.5 million was maintained. Funding Facility 6 matured on August 31, 2022 and the company did not extend beyond maturity.
(7)Interest charged under the facility was at the Adjusted one month Term SOFR plus 1.75% - 2.25%, with a floor rate of one month LIBOR at 0.38%. There was no cash collateral deposit maintained. Funding Facility 7 matured on August 25, 2022 and the company did not extend beyond maturity.
(8)Interest charged under the facility is at the one month SOFR plus 1.60% - 1.85%. Cash collateral deposit of $5.0 million is maintained. Subsequent to December 31, 2022, the facility was amended to decrease capacity to $250.0 million and to extend the maturity to June 6, 2023.
(9)Interest charged under the facility was at the one month LIBOR plus 1.60%, with a floor rate of one month LIBOR at 0.50%, as defined in the agreement. There was no cash collateral deposit maintained. Funding Facility 9 matured on April 6, 2022 and the company did not extend beyond maturity.
(10)Interest charged under the facility was at the one month LIBOR plus 1.88%, with a floor rate of one month LIBOR at 0.25%, as defined in the agreement. There was no cash collateral deposit maintained. Funding Facility 10 matured on July 5, 2022 and the company did not extend beyond maturity.

Schedule Of Loans Held For Sale	The Company’s LHFS are summarized below by those pledged as collateral and those fully funded by the Company:

(Amounts in thousands)	September 30, 2023	December 31, 2022
Funding Facility 1	$43,288	$101,598
Funding Facility 2	—	10,218
Funding Facility 3	83,582	46,356
Total LHFS pledged as collateral	126,870	158,172
Company-funded LHFS	19,890	136,599
Company-funded Home Equity Line of Credit	19,335	8,320
Total LHFS	166,095	303,091
Fair value adjustment	(6,070)	(54,265)
Total LHFS at fair value	$160,025	$248,826
The Company’s LHFS are summarized below by those pledged as collateral and those fully funded by the Company:

	December 31,
(Amounts in thousands)	2022	2021
Funding Facility 1	$101,598	$309,003
Funding Facility 2	—	186,698
Funding Facility 3	—	67,106
Funding Facility 4	10,218	439,767
Funding Facility 5	—	681,521
Funding Facility 6	—	5,016
Funding Facility 7	—	9,828
Funding Facility 8	46,356	110,845
Funding Facility 9	—	4,420
Funding Facility 10	—	16,666
Total LHFS pledged as collateral	158,172	1,830,870
Company-funded LHFS	136,599	5,944
Company-funded Home Equity Line of Credit	8,320	—
Total LHFS	303,091	1,836,814
Fair value adjustment	(54,266)	17,621
Total LHFS at fair value	$248,826	$1,854,435